Long-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-term debt
Long-term debt	€ 7,334,478	€ 7,447,562
Less current portion	(480,828)	(487,699)
Long-term debt, less current portion	6,853,650	6,959,863
Schuldschein loans
Long-term debt
Long-term debt	228,702	228,759
Bonds
Long-term debt
Long-term debt	6,794,946	6,676,465
Accounts Receivable Facility
Long-term debt
Long-term debt		22,857
Other long-term debt
Long-term debt
Long-term debt	€ 310,830	€ 519,481